UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Michael G.

Clarke
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

July
Date of reporting period:
July 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Strategic Municipal Income Fund
Class A / INTAX
Annual Shareholder Report | July 31, 2025
This annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 74	0.75%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong sector security selection in continuing care retirement community (CCRC), lease and airport bonds contributed to the Fund’s performance relative to its benchmark.
Credit quality security selection
| Positive contribution to benchmark-relative performance was driven by security selection in AA and single-A rated bonds.
Sector allocation
| An overweight to the housing sector added to the Fund’s relative performance.
Yield carry
| The Fund’s attractive level of income added to performance and partially offset the negative performance from its longer-than-benchmark curve positioning.
Credit quality allocation
| Overweight to not-rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Sector security selection
| Security selection in the industrial development revenue/pollution control revenue, housing and assisted living sectors detracted from relative performance.
Sector allocation
| Overweights to charter schools and CCRCs detracted from relative performance
Credit quality security selection
| Security selection in AAA and BBB rated bonds detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	(3.03)	(0.51)	1.95
Class A (including sales charges)	(5.95)	(1.12)	1.66
Bloomberg High Yield Municipal Bond Index	(0.86)	2.28	4.35
Bloomberg Municipal Bond Index	0.00	0.13	2.11
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,630,681,442
Total number of portfolio holdings	495
Management services fees (represents 0.46% of Fund average net assets)	$ 8,339,920
Portfolio turnover for the reporting period	27%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top States/Territories
New York	12.0%
Texas	11.2%
Illinois	9.1%
California	4.8%
Puerto Rico	4.8%
New Jersey	4.7%
Pennsylvania	4.3%
Wisconsin	4.0%
Michigan	3.4%
Ohio	3.4%
Asset Categories
Availability of Add
itio
nal Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Strategic Municipal Income Fund | Class A

|

ASR118_01_(09/25)

Columbia Strategic Municipal Income Fund
Class C / RTCEX
Annual Shareholder Report | July 31, 2025
This annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 147	1.50%
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong sector security selection in continuing care retirement community (CCRC), lease and airport bonds contributed to the Fund’s performance relative to its benchmark.
Credit quality security selection
| Positive contribution to benchmark-relative performance was driven by security selection in AA and single-A rated bonds.
Sector allocation
| An overweight to the housing sector added to the Fund’s relative performance.
Yield carry
| The Fund’s attractive level of income added to performance and partially offset the negative performance from its longer-than-benchmark curve positioning.
Credit quality allocation
| Overweight to not-rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Sector security selection
| Security selection in the industrial development revenue/pollution control revenue, housing and assisted living sectors detracted from relative performance.
Sector allocation
| Overweights to charter schools and CCRCs detracted from relative performance
Credit quality security selection
| Security selection in AAA and BBB rated bonds detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	(3.76)	(1.29)	1.20
Class C (including sales charges)	(4.69)	(1.29)	1.20
Bloomberg High Yield Municipal Bond Index	(0.86)	2.28	4.35
Bloomberg Municipal Bond Index	0.00	0.13	2.11
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,630,681,442
Total number of portfolio holdings	495
Management services fees (represents 0.46% of Fund average net assets)	$ 8,339,920
Portfolio turnover for the reporting period	27%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top States/Territories
New York	12.0%
Texas	11.2%
Illinois	9.1%
California	4.8%
Puerto Rico	4.8%
New Jersey	4.7%
Pennsylvania	4.3%
Wisconsin	4.0%
Michigan	3.4%
Ohio	3.4%
Asset Categories
Availability of Addi
tion
al Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Strategic Municipal Income Fund | Class C

|

ASR118_04_(09/25)

Columbia Strategic Municipal Income Fund
Institutional Class / CATZX
Annual Shareholder Report | July 31, 2025
This annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 49	0.50%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong sector security selection in continuing care retirement community (CCRC), lease and airport bonds contributed to the Fund’s performance relative to its benchmark.
Credit quality security selection
| Positive contribution to benchmark-relative performance was driven by security selection in AA and single-A rated bonds.
Sector allocation
| An overweight to the housing sector added to the Fund’s relative performance.
Yield carry
| The Fund’s attractive level of income added to performance and partially offset the negative performance from its longer-than-benchmark curve positioning.
Credit quality allocation
| Overweight to not-rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Sector security selection
| Security selection in the industrial development revenue/pollution control revenue, housing and assisted living sectors detracted from relative performance.
Sector allocation
| Overweights to charter schools and CCRCs detracted from relative performance
Credit quality security selection
| Security selection in AAA and BBB rated bonds detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	(2.80)	(0.31)	2.21
Bloomberg High Yield Municipal Bond Index	(0.86)	2.28	4.35
Bloomberg Municipal Bond Index	0.00	0.13	2.11
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,630,681,442
Total number of portfolio holdings	495
Management services fees (represents 0.46% of Fund average net assets)	$ 8,339,920
Portfolio turnover for the reporting period	27%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top States/Territories
New York	12.0%
Texas	11.2%
Illinois	9.1%
California	4.8%
Puerto Rico	4.8%
New Jersey	4.7%
Pennsylvania	4.3%
Wisconsin	4.0%
Michigan	3.4%
Ohio	3.4%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information
and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Strategic Municipal Income Fund | Institutional Class

|

ASR118_08_(09/25)

Columbia Strategic Municipal Income Fund
Institutional 2 Class / CADNX
Annual Shareholder Report | July 31, 2025
This annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 49	0.50%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong sector security selection in continuing care retirement community (CCRC), lease and airport bonds contributed to the Fund’s performance relative to its benchmark.
Credit quality security selection
| Positive contribution to benchmark-relative performance was driven by security selection in AA and single-A rated bonds.
Sector allocation
| An overweight to the housing sector added to the Fund’s relative performance.
Yield carry
| The Fund’s attractive level of income added to performance and partially offset the negative performance from its longer-than-benchmark curve positioning.
Credit quality allocation
| Overweight to not-rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Sector security selection
| Security selection in the industrial development revenue/pollution control revenue, housing and assisted living sectors detracted from relative performance.
Sector allocation
| Overweights to charter schools and CCRCs detracted from relative performance
Credit quality security selection
| Security selection in AAA and BBB rated bonds detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	(2.73)	(0.29)	2.20
Bloomberg High Yield Municipal Bond Index	(0.86)	2.28	4.35
Bloomberg Municipal Bond Index	0.00	0.13	2.11
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,630,681,442
Total number of portfolio holdings	495
Management services fees (represents 0.46% of Fund average net assets)	$ 8,339,920
Portfolio turnover for the reporting period	27%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top States/Territories
New York	12.0%
Texas	11.2%
Illinois	9.1%
California	4.8%
Puerto Rico	4.8%
New Jersey	4.7%
Pennsylvania	4.3%
Wisconsin	4.0%
Michigan	3.4%
Ohio	3.4%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies
. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Strategic Municipal Income Fund | Institutional 2 Class

|

ASR118_15_(09/25)

Columbia Strategic Municipal Income Fund
Institutional 3 Class / CATYX
Annual Shareholder Report | July 31, 2025
This annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 44	0.45%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong sector security selection in continuing care retirement community (CCRC), lease and airport bonds contributed to the Fund’s performance relative to its benchmark.
Credit quality security selection
| Positive contribution to benchmark-relative performance was driven by security selection in AA and single-A rated bonds.
Sector allocation
| An overweight to the housing sector added to the Fund’s relative performance.
Yield carry
| The Fund’s attractive level of income added to performance and partially offset the negative performance from its longer-than-benchmark curve positioning.
Credit quality allocation
| Overweight to not-rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Sector security selection
| Security selection in the industrial development revenue/pollution control revenue, housing and assisted living sectors detracted from relative performance.
Sector allocation
| Overweights to charter schools and CCRCs detracted from relative performance
Credit quality security selection
| Security selection in AAA and BBB rated bonds detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	(2.68)	(0.21)	2.21
Bloomberg High Yield Municipal Bond Index	(0.86)	2.28	4.35
Bloomberg Municipal Bond Index	0.00	0.13	2.11
(a)
The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,630,681,442
Total number of portfolio holdings	495
Management services fees (represents 0.46% of Fund average net assets)	$ 8,339,920
Portfolio turnover for the reporting period	27%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top States/Territories
New York	12.0%
Texas	11.2%
Illinois	9.1%
California	4.8%
Puerto Rico	4.8%
New Jersey	4.7%
Pennsylvania	4.3%
Wisconsin	4.0%
Michigan	3.4%
Ohio	3.4%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Strategic Municipal Income Fund | Institutional 3 Class

|

ASR118_17_(09/25)

Columbia Strategic Municipal Income Fund
Class S / CATSX
Annual Shareholder Report | July 31, 2025
This annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of October 2, 2024 to July 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 40 (a)	0.50% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong sector security selection in continuing care retirement community (CCRC), lease and airport bonds contributed to the Fund’s performance relative to its benchmark.
Credit quality security selection
| Positive contribution to benchmark-relative performance was driven by security selection in AA and single-A rated bonds.
Sector allocation
| An overweight to the housing sector added to the Fund’s relative performance.
Yield carry
| The Fund’s attractive level of income added to performance and partially offset the negative performance from its longer-than-benchmark curve positioning.
Credit quality allocation
| Overweight to not-rated bonds added to relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Sector security selection
| Security selection in the industrial development revenue/pollution control revenue, housing and assisted living sectors detracted from relative performance.
Sector allocation
| Overweights to charter schools and CCRCs detracted from relative performance
Credit quality security selection
| Security selection in AAA and BBB rated bonds detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S ( a)	(2.79)	(0.46)	1.98
Bloomberg High Yield Municipal Bond Index	(0.86)	2.28	4.35
Bloomberg Municipal Bond Index	0.00	0.13	2.11
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,630,681,442
Total number of portfolio holdings	495
Management services fees (represents 0.46% of Fund average net assets)	$ 8,339,920
Portfolio turnover for the reporting period	27%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top States/Territories
New York	12.0%
Texas	11.2%
Illinois	9.1%
California	4.8%
Puerto Rico	4.8%
New Jersey	4.7%
Pennsylvania	4.3%
Wisconsin	4.0%
Michigan	3.4%
Ohio	3.4%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Strategic Municipal Income Fund | Class S

|

ASR118_16_(09/25)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	July 31, 2025	July 31, 2024	July 31, 2025	July 31, 2024
Audit fees (a)	32,423	41,999	0	0
Audit-related fees (b)	2,500	0	0	0
Tax fees (c)	14,209	13,765	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	474,000	581,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Strategic Municipal Income Fund
Annual Financial Statements and Additional Information
July 31, 2025

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Strategic Municipal Income Fund | 2025

Portfolio of Investments
July 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.9%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 0.9%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	2.750%	5,000,000	5,000,000
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	2.750%	3,250,000	3,250,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	2.750%	4,000,000	4,000,000
Subordinated Series 2018 (JPMorgan Chase Bank)
08/01/2042	2.750%	2,000,000	2,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	2.750%	1,000,000	1,000,000
Total			15,250,000
Total Floating Rate Notes (Cost $15,250,000)			15,250,000

Municipal Bonds 96.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 3.3%
Baldwin County Industrial Development Authority(c),(d)
Revenue Bonds
Novelis Corp. Project
Series 2025 (Mandatory Put 06/01/32)
06/01/2055	5.000%	2,500,000	2,494,977
Black Belt Energy Gas District
Refunding Revenue Bonds
Gas Project
Series 2023D-1 (Mandatory Put 02/01/29)
06/01/2049	5.500%	3,200,000	3,370,618
Black Belt Energy Gas District(b)
Revenue Bonds
Gas Project
Series 2025A (Mandatory Put 05/01/32)
05/01/2056	5.250%	7,000,000	7,125,366
Series 2024A (Mandatory Put 09/01/32)
05/01/2055	5.250%	6,500,000	6,859,156
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024D (Mandatory Put 11/01/34)
03/01/2055	5.000%	8,000,000	8,414,786
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2049	5.250%	5,000,000	5,017,731
Energy Southeast, A Cooperative District
Revenue Bonds
Series 2024B (Mandatory Put 06/01/32)
07/01/2054	5.250%	4,250,000	4,552,705
Homewood Educational Building Authority
Revenue Bonds
Student Housing & Parking Project
Series 2024
10/01/2054	5.500%	1,500,000	1,463,175
10/01/2056	5.000%	1,685,000	1,515,221
Hoover Industrial Development Board(d)
Revenue Bonds
US Steel Corporation Project
Series 2019
10/01/2049	5.750%	4,500,000	4,501,359
Southeast Energy Authority
Revenue Bonds
Project #4
Series 2002B-1 (Mandatory Put 08/01/28)
05/01/2053	5.000%	8,695,000	8,988,109
Total			54,303,203
Arizona 1.2%
Arizona Industrial Development Authority
Revenue Bonds
Equitable School Revolving Fund
Series 2024
11/01/2054	5.000%	1,250,000	1,164,465
Macombs Facility Project Social Bonds
Series 2021A
07/01/2051	4.000%	850,000	684,323
City of Phoenix Civic Improvement Corp.(d)
Revenue Bonds
Series 2018
07/01/2048	4.000%	6,000,000	5,058,218
Industrial Development Authority of the County of Pima (The)(c)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2051	4.000%	1,700,000	1,234,016
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2046	5.000%	6,500,000	5,862,193
Series 2018
02/15/2048	5.000%	1,070,000	949,744
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
Legacy Traditional Schools Project
Series 2024
07/01/2039	4.000%	2,415,000	2,160,161
07/01/2044	4.250%	1,700,000	1,450,442
Sierra Vista Industrial Development Authority(c)
Revenue Bonds
American Leadership Academy Project
Series 2024
06/15/2059	5.000%	1,500,000	1,247,473
Total			19,811,035
California 4.8%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign(d)
Revenue Bonds
Series 2024B (AGM)
07/01/2049	4.375%	2,750,000	2,444,400
07/01/2054	4.500%	2,205,000	1,974,724
California Community Choice Financing Authority(b)
Revenue Bonds
Clean Energy Project
Series 2025 (Mandatory Put 07/01/34)
10/01/2055	5.000%	7,000,000	7,291,164
Series 2025 (Mandatory Put 11/01/35)
01/01/2056	5.000%	1,500,000	1,591,728
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 11/01/30)
10/01/2054	5.500%	3,480,000	3,714,198
Series 2025A (Mandatory Put 05/01/35)
01/01/2056	5.000%	550,000	566,070
California County Tobacco Securitization Agency(e)
Refunding Revenue Bonds
Capital Allocation
Subordinated Series 2020B-2
06/01/2055	0.000%	15,000,000	2,533,436
California Infrastructure & Economic Development Bank(c),(d)
Refunding Revenue Bonds
Subordinated Series 2025 (Mandatory Put 01/01/35)
01/01/2065	9.500%	5,600,000	4,993,211
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2022
11/01/2057	5.000%	1,320,000	1,241,102
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority(c)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2046	5.000%	1,000,000	907,935
Catalyst Impact Fund Housing
Series 2024
01/01/2039	6.000%	5,000,000	5,033,403
California Municipal Finance Authority
Revenue Bonds
HumanGood California Obligated Group
Series 2021
10/01/2046	4.000%	2,500,000	2,062,916
California Public Finance Authority(c)
Revenue Bonds
The James
Series 2024A
06/01/2059	6.375%	2,000,000	1,763,281
California Statewide Communities Development Authority
Refunding Revenue Bonds
Front Porch Communities & Services
Series 2017
04/01/2042	4.000%	1,905,000	1,672,607
California Statewide Communities Development Authority(c)
Revenue Bonds
Loma Linda University Medical Center
Series 2016A
12/01/2046	5.000%	500,000	466,678
City of Los Angeles Department of Airports(d)
Refunding Revenue Bonds
Subordinated Series 2025
05/15/2055	5.000%	1,350,000	1,318,534
05/15/2055	5.500%	1,480,000	1,532,737
Compton Unified School District(e)
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2037	0.000%	2,125,000	1,238,278
06/01/2038	0.000%	1,830,000	997,021
Glendale Unified School District(e)
Prerefunded 09/01/25 Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	730,388
09/01/2033	0.000%	1,100,000	762,365
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Tobacco Settlement
Series 2022
06/01/2051	5.000%	3,000,000	2,869,870
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hastings Campus Housing Finance Authority
Revenue Bonds
Senior Green Bonds
Series 2020
07/01/2045	5.000%	3,500,000	3,132,772
Poway Unified School District(e)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	4,475,000	3,861,324
Riverside County Transportation Commission(e)
Revenue Bonds
Senior Lien
Series 2013 Escrowed to Maturity
06/01/2029	0.000%	1,000,000	904,320
Unrefunded Revenue Bonds
Senior Lien
Series 2013
06/01/2029	0.000%	1,265,000	1,109,926
San Diego County Regional Airport Authority(d)
Revenue Bonds
Private Activity
Series 2023
07/01/2053	5.000%	4,250,000	4,143,416
07/01/2058	5.250%	10,000,000	10,042,326
Series 2025
07/01/2042	5.250%	1,180,000	1,224,896
San Francisco City & County Airport Commission - International Airport(d)
Refunding Revenue Bonds
Series 2022A-2
05/01/2052	4.000%	2,875,000	2,361,952
San Joaquin Valley Clean Energy Authority(b)
Revenue Bonds
Clean Energy Project
Series 2025 (Mandatory Put 07/01/35)
01/01/2056	5.500%	1,445,000	1,589,451
State Center Community College District
Unlimited General Obligation Bonds
Series 2020B
08/01/2036	3.000%	2,275,000	2,109,332
State of California
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,004
Total			78,187,765
Colorado 2.9%
City & County of Denver(e)
Revenue Bonds
Series 2018-A-2
08/01/2034	0.000%	6,000,000	4,084,106
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City & County of Denver Airport System(d)
Refunding Revenue Bonds
Series 2022D
11/15/2053	5.000%	3,000,000	2,932,938
Subordinated Series 2018A
12/01/2043	4.000%	3,500,000	3,077,710
Colorado Bridge & Tunnel Enterprise
Revenue Bonds
Series 2025A (ACA)
12/01/2054	5.250%	2,500,000	2,541,780
Colorado Bridge Enterprise(d)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,690,000	5,442,687
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2053	5.000%	10,000,000	8,501,938
Refunding Revenue Bonds
CommmonSpirit Health
Series 2019A-1 (BAM)
08/01/2044	4.000%	12,500,000	10,869,968
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	2,595,000	2,142,520
Revenue Bonds
CommonSpirit Health Obligation Group
Series 2022
11/01/2042	5.000%	3,800,000	3,832,752
Colorado Housing & Finance Authority
Revenue Bonds
Multi-Family Project
Series 2019B-1
10/01/2039	3.000%	470,000	387,745
10/01/2049	3.250%	1,000,000	732,527
10/01/2054	3.400%	1,000,000	739,774
Fiddlers Business Improvement District(c)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	1,200,000	1,180,366
Parterre Metropolitan District No. 5
Limited General Obligation Bonds
Series 2025A
12/01/2055	6.125%	1,250,000	1,278,707
Total			47,745,518
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut 0.3%
Stamford Housing Authority
Revenue Bonds
Mozaic Concierge Living Project
Series 2025
10/01/2033	5.375%	5,000,000	5,007,828
Delaware 0.3%
Delaware State Health Facilities Authority
Refunding Revenue Bonds
Bayhealth Medical Center Project
Series 2017
07/01/2040	4.000%	2,640,000	2,388,374
Delaware State Housing Authority
Revenue Bonds
Series 2024B (GNMA)
07/01/2044	4.600%	1,110,000	1,076,739
07/01/2049	4.650%	970,000	917,805
07/01/2054	4.750%	780,000	733,092
Total			5,116,010
District of Columbia 1.6%
Metropolitan Washington Airports Authority(d)
Refunding Revenue Bonds
Series 2023A
10/01/2053	5.250%	5,000,000	5,035,109
Metropolitan Washington Airports Authority Aviation(d)
Refunding Revenue Bonds
Series 2024A
10/01/2054	5.500%	4,500,000	4,608,979
Series 2025A
10/01/2050	5.000%	1,650,000	1,630,509
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	5,775,000	4,784,862
Washington Metropolitan Area Transit Authority
Revenue Bonds
Subordinated Series 2024
07/15/2056	4.375%	11,575,000	10,251,360
Total			26,310,819
Florida 2.9%
Capital Trust Agency, Inc.(c)
04/27/2021
07/01/2056	5.000%	4,625,000	3,857,754
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Capital Trust Agency, Inc.(c),(f)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,430,000	411,600
12/01/2050	0.000%	1,000,000	120,000
Capital Trust Agency, Inc.(c),(e)
Subordinated
07/01/2061	0.000%	93,140,000	6,771,269
Capital Trust Authority(c)
Revenue Bonds
IPS Enterprises, Inc.
Series 2023A
06/15/2058	6.375%	2,300,000	2,318,084
City of Tampa(e)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2035	0.000%	650,000	419,907
09/01/2036	0.000%	700,000	425,138
09/01/2037	0.000%	700,000	398,930
County of Lee Airport(d)
Revenue Bonds
Series 2024
10/01/2049	5.250%	2,000,000	2,008,326
County of Miami-Dade Seaport Department(d)
Refunding Revenue Bonds
Series 2023A
10/01/2052	5.250%	3,000,000	2,974,524
County of Osceola Transportation(e)
Refunding Revenue Bonds
Series 2020A-2
10/01/2035	0.000%	2,700,000	1,674,909
10/01/2037	0.000%	4,000,000	2,214,240
10/01/2038	0.000%	1,500,000	776,612
10/01/2039	0.000%	3,300,000	1,598,230
Florida Development Finance Corp.(c)
Refunding Revenue Bonds
Renaissance Charter School, Inc. Projects
Series 2020
09/15/2040	5.000%	1,050,000	948,441
Hillsborough County Aviation Authority(d)
Revenue Bonds
Tampa International Airport
Subordinated Series 2018
10/01/2048	5.000%	3,450,000	3,367,717
Hillsborough County Industrial Developme
Refunding Revenue Bonds
BayCare Health System
Series 2024
11/15/2051	4.125%	11,000,000	9,432,028
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lee County Industrial Development Authority
Revenue Bonds
Cypress Cove at HealthPark Florida, Inc. Project
Series 2022
10/01/2057	5.250%	2,000,000	1,663,360
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2047	4.000%	2,250,000	1,957,813
Orange County Health Facilities Authority
Revenue Bonds
Orlando Health Oblgated Group
Series 2025
10/01/2056	4.500%	875,000	776,828
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Toby & Leon Cooperman Sinai
Series 2022
06/01/2041	4.000%	1,100,000	953,537
Revenue Bonds
ACTS Retirement
Series 2020B
11/15/2041	4.000%	500,000	442,662
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2039	5.250%	2,530,000	2,380,931
Total			47,892,840
Georgia 2.3%
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	2,000,000	1,831,450
Georgia Housing & Finance Authority
Refunding Revenue Bonds
Series 2020A
12/01/2040	3.050%	1,000,000	802,916
Revenue Bonds
Single Family Mortgage Bonds
Series 2017C
06/01/2048	3.750%	4,495,000	3,619,505
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2023A (Mandatory Put 06/01/30)
06/01/2053	5.000%	11,700,000	12,304,302
Series 2023C (Mandatory Put 09/01/30)
09/01/2053	5.000%	4,500,000	4,756,110
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Electric Authority of Georgia
Revenue Bonds
Plant Vogtle Units 3&4 Project
Series 2022
07/01/2063	5.500%	4,700,000	4,763,540
Series 2022 (AGM)
07/01/2052	5.000%	4,700,000	4,592,023
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2038	6.125%	3,515,000	3,494,647
12/01/2048	6.250%	1,960,000	1,820,269
Total			37,984,762
Hawaii 0.7%
State of Hawaii Airports System(d)
Revenue Bonds
Series 2025A
07/01/2054	5.500%	11,685,000	12,033,635
Idaho 0.4%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2050	4.500%	4,350,000	3,471,434
Idaho Housing & Finance Association
Revenue Bonds
Series 2024A (GNMA)
01/01/2049	4.600%	2,750,000	2,565,859
Total			6,037,293
Illinois 9.0%
Chicago Board of Education
Revenue Bonds
Series 2023
04/01/2045	5.000%	1,000,000	972,191
04/01/2048	5.750%	1,125,000	1,154,493
Special Tax Bonds
Series 2017
04/01/2042	5.000%	1,600,000	1,576,892
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2046	5.000%	3,000,000	2,668,215
Project
Series 2015C
12/01/2039	5.250%	2,000,000	1,962,741
Seires 2023A
12/01/2049	6.000%	3,300,000	3,371,517
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018
12/01/2046	5.000%	2,500,000	2,226,287
Series 2022A
12/01/2047	4.000%	4,000,000	3,103,880
Series 2023A
12/01/2047	5.875%	4,600,000	4,677,458
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2034	5.000%	500,000	508,150
Series 2022B
12/01/2037	4.000%	8,000,000	7,362,746
Chicago Board of Education(c)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,615,000	3,714,440
Chicago Board of Education(e)
Unlimited General Obligation Refunding Bonds
Series 2019A
12/01/2025	0.000%	2,000,000	1,975,667
Chicago O’Hare International Airport(d)
Revenue Bonds
Senior Lien
Series 2017G
01/01/2047	5.000%	1,000,000	960,836
Series 2017J
01/01/2037	5.000%	2,000,000	2,010,068
Series 2022
01/01/2048	4.500%	3,000,000	2,688,167
01/01/2055	5.000%	20,485,000	19,830,037
Series 2024A
01/01/2053	5.500%	3,000,000	3,058,441
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	800,000	751,440
Illinois Finance Authority
Refunding Revenue Bonds
LEARN Charter School Project Social Bonds
Series 2021
11/01/2051	4.000%	1,000,000	795,602
Illinois Finance Authority(c)
Revenue Bonds
Rosalind Franklin University Woodlands Apartment Project
Series 2025
08/01/2035	5.250%	3,000,000	2,969,902
Illinois Housing Development Authority
Refunding Revenue Bonds
Social Bonds
Series 2023H
10/01/2043	4.650%	7,500,000	7,199,179
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Pier & Exposition Authority(e)
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2035	0.000%	1,200,000	764,744
12/15/2036	0.000%	2,500,000	1,502,119
Revenue Bonds
Capital Appreciation - McCormick Place Expansion Project
Series 2002A (AGM)
12/15/2040	0.000%	10,000,000	4,749,557
McCormick Place Expansion Project
Series 2017
12/15/2054	0.000%	11,110,000	2,149,031
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2047	4.000%	5,400,000	4,413,877
State of Illinois
Unlimited General Obligation Bonds
Series 2017A
12/01/2036	5.000%	5,000,000	5,074,043
Series 2018A
05/01/2033	5.000%	5,000,000	5,166,936
05/01/2039	5.000%	4,320,000	4,365,304
05/01/2040	5.000%	5,005,000	5,043,623
05/01/2041	5.000%	6,000,000	6,030,561
Series 2020
05/01/2039	5.500%	2,700,000	2,805,109
Series 2020C
10/01/2042	4.000%	3,935,000	3,369,000
Series 2021B
12/01/2038	4.000%	3,970,000	3,643,384
Series 2022A
03/01/2042	5.500%	12,700,000	13,153,149
03/01/2047	5.500%	3,300,000	3,352,955
Series 2023B
05/01/2047	5.500%	1,750,000	1,780,841
05/01/2048	4.500%	400,000	351,640
Series 2024B
05/01/2046	4.250%	3,000,000	2,603,933
05/01/2049	5.250%	875,000	871,535
Total			146,729,690
Indiana 0.3%
City of Valparaiso(c),(d)
Refunding Revenue Bonds
Pratt Paper (IN) LLC Project
Series 2024
01/01/2044	4.875%	1,000,000	934,407
01/01/2054	5.000%	750,000	684,395
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana Housing & Community Development Authority
Revenue Bonds
Sustainable Bonds
Series 2024A-1 (GNMA)
07/01/2049	4.650%	4,150,000	3,926,690
Total			5,545,492
Iowa 1.1%
Iowa Finance Authority
Prerefunded 12/01/32 Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	5,000,000	5,642,136
Refunding Revenue Bonds
Lifespace Communities, Inc.
Series 2021
05/15/2046	4.000%	9,395,000	7,598,205
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2043	5.000%	5,000,000	4,754,338
Total			17,994,679
Kentucky 0.6%
Kentucky Public Energy Authority
Refunding Revenue Bonds
Series 2023A-1 (Mandatory Put 02/01/32)
04/01/2054	5.250%	8,500,000	9,112,138
Louisiana 1.1%
Ascension Parish Industrial Development Board, Inc.
Revenue Bonds
Impala Warehousing LLC
Series 2011
07/01/2036	6.000%	3,045,000	3,045,350
Louisiana Public Facilities Authority(c)
Refunding Revenue Bonds
Lake Charles Charter Academy
Series 2024
12/15/2043	5.000%	2,350,000	2,142,750
Louisiana Public Facilities Authority(d)
Revenue Bonds
I-10 Calcasieu River Bridge Project
Series 2024
09/01/2059	5.500%	6,000,000	5,969,093
I-10 Calcasieu River Bridge Public-Private Partnership Project
Series 2024
09/01/2066	5.000%	6,000,000	5,464,789
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Parish of St. James(c)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	1,250,000	1,338,983
Total			17,960,965
Maryland 1.0%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2039	3.200%	7,475,000	6,312,496
Revenue Bonds
Series 2019C
09/01/2039	3.000%	7,500,000	6,267,714
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	775,614
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	3,665,000	3,095,120
Total			16,450,944
Massachusetts 0.8%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
UMass Memorial Healthcare
Series 2017
07/01/2044	4.000%	7,500,000	6,304,972
Revenue Bonds
Tufts University Student Housing Project
Series 2025
06/01/2050	5.500%	750,000	775,660
UMass Boston Student Housing Project
Series 2016
10/01/2041	5.000%	2,000,000	1,917,975
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	2,895,000	2,447,108
Massachusetts Port Authority(d)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,299,933
Total			12,745,648
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan 3.4%
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2043	4.000%	2,300,000	1,978,863
Series 2019A-1
10/01/2044	3.250%	1,500,000	1,191,546
Series 2024A
12/01/2044	4.500%	1,225,000	1,150,601
12/01/2049	4.650%	1,100,000	1,040,357
12/01/2053	4.700%	1,610,000	1,529,110
Social Bond
Series 2022A
06/01/2043	4.100%	4,210,000	3,886,661
Social Bonds
Series 2023A
12/01/2048	4.900%	6,000,000	5,867,323
U.S. Department of Housing and Urban Development
Series 2017A
10/01/2042	3.750%	4,060,000	3,656,925
10/01/2047	3.850%	4,155,000	3,466,198
Michigan Strategic Fund(d)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	10,500,000	10,175,851
State of Michigan
Revenue Bonds
Rebuilding Michigan Program
Series 2023
11/15/2049	5.250%	10,000,000	10,251,874
State of Michigan Trunk Line
Revenue Bonds
Rebuilding Michigan Program
Series 2023
11/15/2049	5.500%	10,000,000	10,448,373
Total			54,643,682
Minnesota 0.8%
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2036	5.000%	835,000	833,683
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2047	5.000%	4,000,000	3,638,695
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Woodbury
Revenue Bonds
Woodbury Leadership Academy Project
Series 2025
07/01/2065	6.000%	1,825,000	1,736,782
Hastings Independent School District No. 200(e)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2031	0.000%	2,340,000	1,924,020
02/01/2034	0.000%	1,565,000	1,108,973
Minneapolis-St. Paul Metropolitan Airports Commission(d)
Refunding Revenue Bonds
Subordinated Series 2016D
01/01/2041	5.000%	750,000	749,971
St. Cloud Housing & Redevelopment Authority(g)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	3.806%	2,830,000	2,145,722
Total			12,137,846
Missouri 1.0%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	1,744,034
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2042	5.250%	1,260,000	1,132,837
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan
Series 2024 (GNMA)
11/01/2049	4.600%	770,000	719,033
11/01/2054	4.700%	440,000	410,686
First Place Homeownership Loan Program
Series 2020A (GNMA)
05/01/2050	2.850%	985,000	651,557
Series 2024
11/01/2054	4.700%	2,500,000	2,333,441
Series 2025
11/01/2055	5.000%	1,000,000	990,157
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	4,451,868
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2035	5.000%	1,500,000	1,438,772
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/2042	5.000%	2,000,000	1,849,763
Total			15,722,148
Montana 0.0%
Montana Board of Housing
Revenue Bonds
Series 2017B-2
12/01/2042	3.500%	325,000	280,784
12/01/2047	3.600%	420,000	338,232
Total			619,016
Nebraska 1.2%
Central Plains Energy Project(b)
Revenue Bonds
Subordinated Series 2025A-1 (Mandatory Put 08/01/31)
08/01/2055	5.000%	6,000,000	6,369,196
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2036	4.125%	2,000,000	1,934,914
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2044	4.000%	10,000,000	8,528,872
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2039	2.850%	3,090,000	2,446,884
09/01/2042	3.050%	375,000	289,359
Total			19,569,225
Nevada 0.2%
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	570,000	568,372
12/15/2045	5.125%	1,255,000	1,149,026
Series 2018A
12/15/2038	5.000%	415,000	400,014
12/15/2048	5.000%	2,000,000	1,757,894
Total			3,875,306
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire 1.3%
New Hampshire Business Finance Authority(b),(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019A-3 (Mandatory Put 07/01/26)
07/01/2033	4.000%	2,955,000	2,952,259
New Hampshire Business Finance Authority(c)
Revenue Bonds
Grand Prairie Project
Series 2024
12/15/2032	5.875%	3,000,000	2,950,157
Series 2025
12/15/2033	5.875%	3,000,000	3,008,879
Silverado Project
Series 2024
12/01/2028	5.000%	500,000	500,633
Tamarron Project
Series 2024
12/01/2035	5.250%	5,800,000	5,778,394
Valencia Project
Series 2024
12/01/2032	5.300%	1,500,000	1,494,313
New Hampshire Business Finance Authority
Revenue Bonds
Highlands Project (The)
Series 2024
12/15/2030	5.125%	1,300,000	1,300,918
New Hampshire Business Finance Authority(c),(e)
Revenue Bonds
The Wildflower Project
Series 2025
12/15/2033	0.000%	3,000,000	1,816,231
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	850,000	849,552
Total			20,651,336
New Jersey 4.7%
Camden County Improvement Authority (The)
Revenue Bonds
Social Bonds - Cooper Norcross Academy
Series 2022
06/15/2062	6.000%	1,540,000	1,568,559
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	2,000,000	2,171,032
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Economic Development Authority(d)
Refunding Revenue Bonds
New Jersey Natural Gas Co. Project
Series 2019
08/01/2041	3.000%	6,000,000	4,524,175
New Jersey Economic Development Authority
Revenue Bonds
Portal North Bridge Project
Series 2022
11/01/2052	5.000%	16,250,000	16,231,659
New Jersey Economic Development Authority(c),(d)
Revenue Bonds
Repauno Port & Rail Terminal Project
Series 2025
01/01/2035	6.375%	1,500,000	1,523,514
01/01/2045	6.625%	1,500,000	1,524,978
New Jersey Higher Education Student Assistance Authority(d)
Refunding Revenue Bonds
Series 2025-1B
12/01/2035	5.000%	3,500,000	3,609,379
Revenue Bonds
Series 2018A
12/01/2034	4.000%	60,000	59,994
12/01/2035	4.000%	55,000	54,974
New Jersey Housing & Mortgage Finance Agency(d)
Refunding Revenue Bonds
Series 2017D
11/01/2037	4.250%	1,525,000	1,448,738
Single Family Housing
Series 2018
10/01/2032	3.800%	1,925,000	1,894,222
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Single Family Housing
Series 2019C
10/01/2039	3.850%	2,885,000	2,677,152
Revenue Bonds
Series 2025M
04/01/2056	6.500%	2,250,000	2,536,087
New Jersey Transportation Trust Fund Authority
Prerefunded 12/15/32 Revenue Bonds
Transportation Program
Series 2022
06/15/2048	5.000%	3,750,000	4,257,766
Revenue Bonds
Transportation Program
Series 2015AA
06/15/2041	5.250%	6,000,000	5,999,768
Series 2023BB
06/15/2046	5.000%	5,255,000	5,271,039
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
Transportation Program
Series 2019
06/15/2046	5.000%	2,270,000	2,249,248
New Jersey Transportation Trust Fund Authority(e)
Revenue Bonds
Capital Appreciation Transportation System
Series 2010A
12/15/2030	0.000%	6,000,000	5,061,686
New Jersey Turnpike Authority
Revenue Bonds
Series 2022B
01/01/2048	4.500%	3,000,000	2,846,694
01/01/2052	5.250%	6,250,000	6,404,862
Series 2025A
01/01/2044	5.000%	2,500,000	2,575,051
South Jersey Port Corp.(d)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B
01/01/2048	5.000%	2,900,000	2,815,835
Total			77,306,412
New Mexico 0.2%
New Mexico Mortgage Finance Authority
Revenue Bonds
Series 2020 (GNMA)
07/01/2040	2.700%	2,010,000	1,514,682
Single Family Mortgage Program
Series 2019D Class I (GNMA)
07/01/2044	3.250%	2,275,000	1,851,107
Total			3,365,789
New York 11.1%
Build NYC Resource Corp.(c)
Revenue Bonds
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2052	5.750%	1,000,000	946,851
Build Resource Corp.(d)
Revenue Bonds
Airport Facilities
Series 2025
07/01/2050	5.500%	1,750,000	1,732,762
07/01/2055	5.500%	1,250,000	1,227,722
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	2,500,000	2,189,764
Subordinated Series 2022B-1
10/01/2047	5.250%	2,500,000	2,555,521
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2023E-1
04/01/2050	4.000%	3,900,000	3,328,676
Subordinated Series 2024C-1
09/01/2052	4.000%	7,000,000	5,906,727
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,517,776
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	3,000,000	2,289,192
Metropolitan Transportation Authority(e)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,605,000	2,007,937
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	10,935,000	10,577,295
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2018
11/01/2048	3.900%	2,000,000	1,704,643
Series 2019
11/01/2049	3.250%	6,235,000	4,656,646
New York City Municipal Water Finance Authority
Revenue Bonds
2nd General Resolution
Subordinated Series 2024
06/15/2050	4.000%	7,685,000	6,678,567
Fiscal 2025
Series 2024AA
06/15/2051	5.000%	10,000,000	10,076,775
Second General Resolution
Series 2025BB
06/15/2055	5.250%	2,250,000	2,315,644
Subordinated Series 2021
06/15/2051	4.000%	3,940,000	3,408,270
Subordinated Series 2024AA
06/15/2054	4.000%	1,750,000	1,488,402
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2022A-1
08/01/2048	4.000%	2,100,000	1,810,917
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2023A
05/01/2047	5.000%	10,000,000	10,051,619
Subordinated Series 2024C-S
05/01/2051	4.000%	3,600,000	3,038,645
Subordinated Series 2025H
11/01/2050	5.000%	1,500,000	1,512,189
11/01/2051	5.500%	500,000	525,523
11/01/2052	4.500%	3,500,000	3,202,471
New York City Water & Sewer System
Refunding Revenue Bonds
2nd General Resolution
Subordinated Series 2020
06/15/2050	4.000%	345,000	298,389
New York Liberty Development Corp.
Refunding Revenue Bonds
Series 2021-1WTC
02/15/2042	3.000%	3,610,000	2,798,374
New York State Dormitory Authority
Revenue Bonds
Series 2024A
03/15/2054	4.000%	3,685,000	3,082,057
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2047	3.750%	3,585,000	3,010,235
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	13,000,000	11,252,619
New York State Urban Development Corp.
Revenue Bonds
Series 2020E-3
03/15/2043	4.000%	4,650,000	4,160,762
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
JFK Airport Terminal 6 Redevelopment Project
Series 2024
12/31/2054	5.500%	6,250,000	6,105,374
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2040	5.000%	10,000,000	9,829,202
10/01/2045	4.375%	2,500,000	2,168,255
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	5,350,000	5,084,894
Series 2024
06/30/2060	5.500%	12,475,000	12,091,848
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025
06/30/2050	6.000%	1,500,000	1,555,068
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	3,750,000	3,846,129
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2042	4.000%	4,360,000	3,685,407
Port Authority of New York & New Jersey(d)
Refunding Revenue Bonds
Series 2021-223
07/15/2046	4.000%	5,000,000	4,192,250
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2017-203
10/01/2041	3.500%	3,730,000	3,164,048
Suffolk Regional Off-Track Betting Co.
Revenue Bonds
Series 2024
12/01/2053	6.000%	7,950,000	8,086,550
Ulster County Capital Resource Corp.(c)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	5,095,000	4,263,355
09/15/2047	5.250%	1,475,000	1,153,182
09/15/2053	5.250%	3,045,000	2,282,477
Westchester County Local Development Corp.(c)
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	3,000,000	2,552,722
Total			181,413,731
North Carolina 1.2%
North Carolina Housing Finance Agency
Revenue Bonds
Series 2019-42
01/01/2043	2.850%	2,270,000	1,654,649
North Carolina Medical Care Commission
Refunding Revenue Bonds
Series 2021C
03/01/2036	4.000%	2,320,000	2,183,951
Southminster, Inc.
Series 2016
10/01/2037	5.000%	1,800,000	1,800,580
Revenue Bonds
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,000,000	758,055
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
REX Health Care
Series 2020A
07/01/2049	4.000%	5,000,000	4,428,394
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	2,000,000	1,945,761
North Carolina Turnpike Authority(e)
Revenue Bonds
Series 2017C
07/01/2032	0.000%	2,000,000	1,458,669
Triangle Expressway System
Series 2019
01/01/2043	0.000%	3,950,000	1,611,777
01/01/2045	0.000%	10,000,000	3,589,487
Total			19,431,323
North Dakota 0.5%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Finance Program
Series 2018
01/01/2042	3.850%	720,000	639,995
Housing Finance Program
Series 2017 (FHA)
07/01/2040	3.550%	405,000	355,226
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	915,000	840,177
Series 2019C
07/01/2039	3.200%	1,530,000	1,296,877
Series 2024C
07/01/2049	4.750%	5,750,000	5,488,618
Total			8,620,893
Ohio 3.4%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	26,510,000	21,534,176
Columbus Regional Airport Authority(d)
Refunding Revenue Bonds
John Glenn Columbus International Airport
Series 2025
01/01/2050	5.500%	12,000,000	12,270,872
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	2,825,000	2,238,419
12/01/2049	5.125%	1,270,000	909,529
Ohio Air Quality Development Authority(d)
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	1,500,000	1,427,136
Ohio Housing Finance Agency
Revenue Bonds
Series 2019B
09/01/2044	3.250%	2,000,000	1,620,789
Series 2024
09/01/2054	4.700%	4,945,000	4,594,979
Series 2024A (GNMA)
09/01/2049	4.550%	4,945,000	4,546,327
09/01/2054	4.650%	4,940,000	4,543,969
Summit County Development Finance Authority
Revenue Bonds
University of Akron Parking Project
Series 2023
12/01/2058	6.000%	2,000,000	2,057,102
Total			55,743,298
Oklahoma 0.5%
Oklahoma Turnpike Authority
Revenue Bonds
Series 2025A
01/01/2054	5.500%	2,500,000	2,634,696
Series 2025A (ACA)
01/01/2055	4.250%	3,250,000	2,916,300
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	1,250,000	1,251,638
11/15/2045	5.250%	1,885,000	1,789,100
Total			8,591,734
Oregon 1.0%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project
Series 2020A
11/15/2055	5.375%	1,500,000	1,332,733
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon State Facilities Authority(c)
Refunding Revenue Bonds
Redmond Proficiency Academy Project
Series 2025
06/15/2055	5.625%	820,000	776,144
06/15/2065	6.000%	1,250,000	1,230,640
Port of Portland Airport(d)
Revenue Bonds
Green Bonds
Series 2023-29
07/01/2048	5.500%	10,000,000	10,239,483
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	2,365,000	2,118,894
Total			15,697,894
Pennsylvania 4.3%
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2038	5.000%	545,000	534,457
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2043	5.000%	1,200,000	1,045,535
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2047	4.000%	5,000,000	4,195,260
Luzerne County Industrial Development Authority(d)
Refunding Revenue Bonds
Pennsylvania-American Water Co. Project
Series 2019 (Mandatory Put 12/03/29)
12/01/2039	2.450%	3,500,000	3,099,219
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,270,000	1,272,177
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2043	4.000%	1,000,000	854,224
Pennsylvania Economic Development Finance Authority
Refunding Revenue Bonds
Series 2017A (BAM)
11/15/2042	4.000%	10,000,000	9,004,475
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority(c),(f)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	1,125,000
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	5,125,000	5,083,743
06/30/2042	5.000%	10,000,000	9,695,851
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2053	5.250%	5,000,000	4,706,860
06/30/2061	6.000%	3,000,000	3,073,026
Pennsylvania Higher Education Assistance Agency(d)
Revenue Bonds
Series 2025-1A
06/01/2034	5.000%	1,000,000	1,033,264
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2017-124B
10/01/2042	3.650%	7,180,000	6,318,203
Revenue Bonds
Series 2019-130A
10/01/2034	2.500%	4,000,000	3,432,193
Series 2019-131A
10/01/2039	3.000%	3,000,000	2,498,777
Series 2024-146A
04/01/2053	4.750%	10,000,000	9,413,147
Series 2025-149A
10/01/2055	6.500%	2,000,000	2,270,130
Philadelphia Gas Works Co.
Revenue Bonds
1998 General Ordinance
Series 2024 (AGM)
08/01/2054	5.250%	1,500,000	1,516,884
State Public School Building Authority
Prerefunded 12/01/26 Revenue Bonds
Philadelphia School District Project
Series 2016
06/01/2036	5.000%	5,000	5,166
Total			70,177,591
Puerto Rico 4.8%
Commonwealth of Puerto Rico(h),(i)
Revenue Notes
Series 2022
11/01/2051	0.000%	5,441,384	3,428,072
Subordinated Series 2022
11/01/2043	0.000%	3,753,600	2,331,924
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Commonwealth Aqueduct & Sewer Authority(c),(i)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	16,145,000	15,193,149
Series 2022A
07/01/2047	4.000%	780,000	628,234
Puerto Rico Electric Power Authority(f),(i)
Revenue Bonds
Series 2007TT
07/01/2022	0.000%	2,735,000	1,493,994
07/01/2032	0.000%	2,420,000	1,321,925
Series 2008WW
07/01/2033	0.000%	1,750,000	955,937
07/01/2038	0.000%	1,750,000	955,937
Series 2010CCC
07/01/2028	0.000%	6,000,000	3,277,500
Series 2010XX
07/01/2040	0.000%	1,815,000	991,444
Series 2012A
07/01/2042	0.000%	2,995,000	1,636,019
Puerto Rico Sales Tax Financing Corp.(e),(i)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	52,403,000	16,208,091
07/01/2051	0.000%	30,030,000	6,866,774
Puerto Rico Sales Tax Financing Corp.(i)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	19,420,000	17,748,223
Series 2019A-1
07/01/2053	4.750%	6,000,000	5,377,583
Total			78,414,806
South Carolina 1.9%
Patriots Energy Group Financing Agency
Refunding Revenue Bonds
Series 2023B-1 (Mandatory Put 03/01/31)
02/01/2054	5.250%	2,000,000	2,149,802
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Novant Health Obligated Group
Series 2024
11/01/2049	5.500%	5,000,000	5,156,490
11/01/2054	4.500%	4,250,000	3,791,929
11/01/2054	5.500%	2,500,000	2,570,562
South Carolina Public Service Authority
Revenue Bonds
Santee Cooper
Series 2022
12/01/2050	4.000%	5,155,000	4,268,118
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022A
12/01/2047	4.000%	13,000,000	11,016,736
Series 2025A
12/01/2055	5.000%	1,625,000	1,594,180
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2040	3.000%	870,000	696,233
Total			31,244,050
South Dakota 1.1%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Avera Health
Series 2017
07/01/2042	4.000%	10,000,000	8,706,048
South Dakota Housing Development Authority
Refunding Revenue Bonds
Homeownership Mortgage
Series 2021A
11/01/2041	2.050%	5,660,000	3,692,804
Revenue Bonds
Series 2024A (GNMA)
11/01/2044	4.450%	2,500,000	2,332,795
05/01/2049	4.625%	3,410,000	3,198,990
Total			17,930,637
Tennessee 1.4%
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health
Series 2018
07/01/2040	4.000%	1,800,000	1,681,759
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	1,200,000	1,160,480
Series 2017A
07/01/2048	5.000%	835,000	812,116
New Memphis Arena Public Building Authority(e)
Revenue Bonds
City of Memphis Project
Series 2021
04/01/2039	0.000%	1,625,000	817,187
Shelby County Health & Educational Facility Board(c)
Revenue Bonds
Madrone Memphis Student Housing I LLC-University of Memphis Project
Series 2024
06/01/2056	5.250%	6,750,000	6,082,561
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
The Farms at Bailey Station Project
Series 2019
10/01/2059	5.750%	6,000,000	4,094,337
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2042	3.600%	450,000	396,857
07/01/2047	3.650%	895,000	739,968
Series 2018-1
07/01/2042	3.900%	435,000	389,085
Series 2024-1A
07/01/2044	4.500%	850,000	799,113
07/01/2049	4.700%	1,350,000	1,279,492
07/01/2054	4.800%	565,000	537,690
Social Bond
Series 2022-2
07/01/2042	4.250%	4,500,000	4,219,100
Total			23,009,745
Texas 11.2%
Angelina & Neches River Authority(c),(d),(f)
Revenue Bonds
Jefferson Enterprise Energy LLC Project
Series 2021
12/01/2045	0.000%	4,250,000	421,041
Arlington Higher Education Finance Corp.(c)
Revenue Bonds
Basis Texas Charter Schools, Inc.
Series 2024
06/15/2064	5.000%	1,000,000	886,225
Legacy Traditional Schools - Texas Project
Series 2022
02/15/2062	6.750%	5,000,000	4,770,439
Arlington Higher Education Finance Corp.
Revenue Bonds
Harmony Public Schools
Series 2024
02/15/2049	4.000%	6,250,000	5,290,662
Riverwalk Education Foundation
Series 2025
08/15/2060	4.500%	2,750,000	2,427,616
Austin Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2048	4.000%	2,100,000	1,843,373
Bastrop Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2053	5.000%	5,000,000	5,017,009
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2016
07/15/2031	4.000%	2,000,000	1,920,346
07/15/2036	4.000%	3,000,000	2,645,619
Series 2018
07/15/2037	5.000%	2,100,000	1,999,510
Central Texas Regional Mobility Authority
Refunding Revenue Bonds
Subordinated Series 2016
01/01/2041	4.000%	2,295,000	2,108,359
City of Houston
Revenue Bonds
United Airlines, Inc.
Series 2024B
07/15/2039	5.500%	3,300,000	3,388,882
City of Houston Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2048	5.250%	10,000,000	10,014,031
Revenue Bonds
Subordinated Series 2021A
07/01/2046	4.000%	8,400,000	7,100,668
Clifton Higher Education Finance Corp.
Refunding Revenue Bonds
IDEA Public Schools
Series 2024
08/15/2049	4.000%	1,625,000	1,372,503
08/15/2054	4.000%	2,000,000	1,652,090
Conroe Independent School District
Unlimited General Obligation Bonds
Series 2022A
02/15/2047	4.000%	4,170,000	3,619,773
County of Harris Toll Road
Revenue Bonds
Series 2024A
08/15/2049	4.000%	6,675,000	5,675,468
Crowley Independent School District
Unlimited General Obligation Bonds
Series 2023
02/01/2053	4.250%	2,700,000	2,380,990
02/01/2053	5.250%	2,500,000	2,563,117
Series 2024
02/01/2054	4.250%	5,000,000	4,387,975
Cypress-Fairbanks Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2048	4.000%	11,550,000	9,909,170
Series 2024B
02/15/2049	4.000%	5,000,000	4,262,977
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dallas Fort Worth International Airport
Revenue Bonds
Series 2024
11/01/2049	4.000%	8,400,000	7,246,520
Dallas Independent School District
Unlimited General Obligation Refunding Bonds
Series 2025B
02/15/2055	4.000%	4,000,000	3,376,003
Eagle Mountain & Saginaw Independent School District
Unlimited General Obligation Bonds
Series 2024
08/15/2054	4.000%	2,875,000	2,401,341
Fort Bend Independent School District
Unlimited General Obligation Refunding Bonds
Series 2024A
08/15/2049	4.000%	2,735,000	2,336,989
08/15/2054	4.250%	1,500,000	1,309,413
Humble Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	4,800,000	4,125,635
Unlimited General Obligation Refunding Bonds
Series 2025
02/15/2052	4.000%	2,750,000	2,363,645
Hutto Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2053	5.000%	2,500,000	2,513,021
Katy Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	1,700,000	1,454,451
Series 2023
02/15/2053	4.000%	4,125,000	3,522,881
Lamar Consolidated Independent School District
Unlimited General Obligation Refunding Bonds
Series 2024
02/15/2054	4.000%	4,500,000	3,761,818
Midland Independent School District
Unlimited General Obligation Bonds
Series 2024
02/15/2054	4.000%	6,000,000	5,079,503
Mission Economic Development Corp.(b)
Revenue Bonds
Graphic Packaging International LLC Project
Series 2025 (Mandatory Put 06/01/30)
12/01/2064	5.000%	1,550,000	1,573,971
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	3,610,000	3,243,125
Revenue Bonds
MRC Senior Living-Langford Project
Series 2016
11/15/2036	5.375%	500,000	438,858
11/15/2046	5.500%	750,000	580,596
New Hope Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
4-K Housing, Inc. Stoney Brook Project
Series 2017
07/01/2042	0.000%	1,000,000	683,569
07/01/2047	0.000%	1,000,000	663,550
07/01/2052	0.000%	1,500,000	981,811
Bridgemoor Plano Project
Senior Series 2023A-2
12/31/2030	0.000%	798,656	512,619
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	0.000%	1,500,000	1,170,000
07/01/2051	0.000%	5,235,000	4,083,300
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	2,535,000	1,977,300
New Hope Cultural Education Facilities Finance Corp.(f),(j)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-1
12/31/2030	0.000%	4,500,000	4,400,723
Northside Independent School District
Unlimited General Obligation Bonds
Series 2024A
08/15/2049	4.000%	2,500,000	2,142,410
08/15/2054	4.125%	3,500,000	2,970,572
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	385,000	372,472
Rockwall Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2053	4.000%	2,500,000	2,108,647
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Methodist Hospitals of Dallas
Series 2022
10/01/2047	4.000%	1,250,000	1,066,953
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Private Activity Bond Surface Transportation Corp.(d)
Revenue Bonds
NTE Mobility Partners LLC North Tarrant Express Project
Series 2023
12/31/2058	5.500%	6,600,000	6,606,950
Segment 3C Project
Series 2019
06/30/2058	5.000%	20,000,000	18,250,352
Texas Transportation Commission(e)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2036	0.000%	950,000	583,884
08/01/2039	0.000%	600,000	305,324
Texas Water Development Board
Revenue Bonds
Series 2023A
10/15/2058	5.000%	2,500,000	2,502,503
Total			182,368,552
Utah 1.1%
City of Salt Lake City Airport(d)
Revenue Bonds
Series 2023A
07/01/2048	5.250%	3,000,000	2,989,004
Point Phase 1 Public Infrastructure District No. 1
Revenue Bonds
Series 2025A-1
03/01/2045	5.875%	2,750,000	2,751,518
Point Phase 1 Public Infrastructure District No. 1(c)
Revenue Bonds
Subordinated Series 2025
03/15/2055	8.500%	1,000,000	974,938
Salt Lake City Corp. Airport(d)
Revenue Bonds
Series 2017A
07/01/2042	5.000%	5,000,000	4,963,944
UIPA Crossroads Public Infrastructure District(c)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	2,760,000	2,365,442
Utah Charter School Finance Authority(c)
Revenue Bonds
Ascent Academies Charter Schools
Series 2022
06/15/2057	5.000%	2,840,000	2,249,658
Wakara Ridge Public Infrastructure District(c)
Special Assessment Bonds
Wakara Ridge Assessment Area
Series 2025
12/01/2054	5.625%	750,000	740,112
Total			17,034,616
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia 0.9%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	7,255,000	7,130,756
Virginia Small Business Financing Authority(d)
Refunding Revenue Bonds
Senior Lien - 95 Express Lanes LLC Project
Series 2022
01/01/2048	4.000%	3,750,000	3,031,281
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	4,125,000	3,818,879
Total			13,980,916
Washington 0.7%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,890,000	3,607,627
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,000,000	1,002,506
Washington State Housing Finance Commission
Refunding Revenue Bonds
Emerald Heights Project
Series 2023A
07/01/2048	5.000%	500,000	470,370
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Seattle Academy of Arts and Sciences Project
Series 2023
07/01/2053	6.125%	1,175,000	1,231,470
07/01/2059	6.250%	1,165,000	1,226,981
07/01/2063	6.375%	650,000	688,470
Revenue Bonds
Blakeley and Laurel Villages Portfolio
Series 2025 (BAM)
07/01/2045	5.000%	2,500,000	2,460,901
Total			10,688,325
West Virginia 0.2%
West Virginia Economic Development Authority(b),(d)
Revenue Bonds
Commercial Metals Co. Project
Series 2025 (Mandatory Put 05/15/32)
04/15/2055	4.625%	1,600,000	1,559,026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
West Virginia Economic Development Authority(b),(c),(d)
Revenue Bonds
Core Natural Resources, Inc. Project
Series 2025 (Mandatory Put 03/27/35)
01/01/2055	5.450%	1,000,000	1,015,690
Total			2,574,716
Wisconsin 4.0%
Public Finance Authority(c)
Refunding Revenue Bonds
Astro Texas Land Projects
Series 2025
12/15/2036	5.000%	3,498,427	3,439,001
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	410,000	388,215
05/15/2047	5.250%	220,000	198,098
Mary’s Woods at Marylhurst, Inc.
Series 2017
05/15/2052	5.250%	500,000	438,455
Revenue Bonds
Bonnie Cone Classical Academy
Series 2024
06/15/2059	5.625%	3,880,000	3,345,265
Bridgewater Project
RAN Series 2024
12/15/2030	5.625%	3,436,679	3,436,013
Candela Project
Series 2023
12/15/2029	6.125%	700,000	707,290
Mayfair Project
RAN Series 2024A-4
11/15/2032	5.500%	1,550,000	1,537,748
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2039	5.000%	2,230,000	2,149,770
09/01/2054	5.000%	1,000,000	852,970
WakeMed Hospital
Series 2019A
10/01/2049	4.000%	2,690,000	2,250,779
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2037	4.000%	2,000,000	1,901,794
Coral Academy Science Las Vegas
Series 2018
07/01/2055	5.000%	2,500,000	2,238,875
Series 2023A
07/01/2062	5.750%	9,475,666	9,412,099
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Public Finance Authority(c),(h)
Revenue Bonds
Subordinated Series 2023B
07/01/2062	0.000%	5,000,000	3,600,000
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2046	4.000%	7,000,000	6,171,232
Wisconsin Center District(e)
Revenue Bonds
Junior Dedicated
Series 2020D (AGM)
12/15/2055	0.000%	15,000,000	2,970,384
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Cedar Crest, Inc. Project
Series 2022
04/01/2057	5.125%	5,000,000	4,056,327
Revenue Bonds
Chiara Housing and Services, Inc. Project
Series 2025
07/01/2060	6.625%	2,000,000	2,025,442
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	4,665,000	3,619,515
Series 2018B
07/01/2033	4.250%	1,250,000	1,187,845
Marshfield Clinic Health System
Series 2024 (BAM)
02/15/2054	5.500%	3,245,000	3,387,444
PHW Muskego, Inc. Project
Series 2021
10/01/2061	4.000%	4,465,000	2,850,603
Wisconsin Housing & Economic Development Authority
Refunding Revenue Bonds
Series 2020A
09/01/2035	2.700%	1,000,000	848,858
03/01/2039	3.000%	195,000	164,867
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Housing & Economic Development Authority Home Ownership
Revenue Bonds
Series 2025A
09/01/2055	6.250%	1,765,000	1,960,398
Total			65,139,287
Total Municipal Bonds (Cost $1,718,796,160)			1,576,923,138

Municipal Short Term 0.3%
Issue Description	Yield	Principal Amount ($)	Value ($)
Florida 0.2%
Florida Development Finance Corp.(c),(d)
Revenue Bonds
Series 2025 (Mandatory Put 08/13/25)
07/01/2057	9.790%	3,000,000	2,550,007
Illinois 0.1%
Illinois Finance Authority(b),(c)
Revenue Bonds
Series 2025 (Mandatory Put 07/02/35)
12/01/2043	4.810%	2,100,000	2,097,710
Total Municipal Short Term (Cost $5,100,000)			4,647,717

Money Market Funds 1.3%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.508%(k)	21,055,732	21,057,837
Total Money Market Funds (Cost $21,055,732)		21,057,837
Total Investments in Securities (Cost $1,760,201,892)		1,617,878,692
Other Assets & Liabilities, Net		12,802,750
Net Assets		$1,630,681,442
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2025.

(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2025, the total value of these securities amounted to $145,009,254, which represents 8.89% of total net assets.

(d)	Income from this security may be subject to alternative minimum tax.
(e)	Zero coupon bond.
(f)	Represents a security in default.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Notes to Portfolio of Investments (continued)
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2025.

(h)	Coupon rate may change periodically and is determined by the issuer or agent bank based on current market conditions.
(i)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2025, the total value of these securities amounted to $78,414,806, which represents 4.81% of total net assets.

(j)	Partial payment received at last interest date.
(k)	The rate shown is the seven-day current annualized yield at July 31, 2025.
Abbreviation Legend
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
RAN	Revenue Anticipation Note
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	15,250,000	—	15,250,000
Municipal Bonds	—	1,576,923,138	—	1,576,923,138
Municipal Short Term	—	4,647,717	—	4,647,717
Money Market Funds	21,057,837	—	—	21,057,837
Total Investments in Securities	21,057,837	1,596,820,855	—	1,617,878,692
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2025

Statement of Assets and Liabilities
July 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,760,201,892)	$1,617,878,692
Cash	86,080
Receivable for:
Investments sold	1,907,555
Capital shares sold	9,011,286
Dividends	7,548
Interest	16,862,509
Expense reimbursement due from Investment Manager	3,501
Prepaid expenses	12,947
Other assets	2,097
Total assets	1,645,772,215
Liabilities
Payable for:
Capital shares redeemed	8,532,809
Distributions to shareholders	6,203,286
Management services fees	20,753
Distribution and/or service fees	4,632
Transfer agent fees	78,418
Compensation of board members	1,685
Other expenses	63,326
Deferred compensation of board members	185,864
Total liabilities	15,090,773
Net assets applicable to outstanding capital stock	$1,630,681,442
Represented by
Paid in capital	2,001,559,916
Total distributable earnings (loss)	(370,878,474)
Total - representing net assets applicable to outstanding capital stock	$1,630,681,442
Class A
Net assets	$557,881,633
Shares outstanding	40,187,192
Net asset value per share	$13.88
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$14.31
Class C
Net assets	$30,648,072
Shares outstanding	2,206,357
Net asset value per share	$13.89
Institutional Class
Net assets	$870,914,261
Shares outstanding	62,859,437
Net asset value per share	$13.85
Institutional 2 Class
Net assets	$43,765,222
Shares outstanding	3,158,554
Net asset value per share	$13.86
Institutional 3 Class
Net assets	$120,522,413
Shares outstanding	8,685,005
Net asset value per share	$13.88
Class S
Net assets	$6,949,841
Shares outstanding	501,610
Net asset value per share	$13.86
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Municipal Income Fund  | 2025

Statement of Operations
Year Ended July 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$237,109
Interest	80,092,222
Total income	80,329,331
Expenses:
Management services fees	8,339,920
Distribution and/or service fees
Class A	1,533,143
Class C	379,188
Transfer agent fees
Class A	401,795
Advisor Class	7,762
Class C	24,822
Institutional Class	625,043
Institutional 2 Class	26,729
Institutional 3 Class	8,315
Class S	4,380
Custodian fees	18,239
Printing and postage fees	63,607
Registration fees	162,330
Accounting services fees	32,923
Legal fees	181,021
Interest on interfund lending	2,099
Compensation of chief compliance officer	313
Compensation of board members	30,459
Deferred compensation of board members	26,333
Other	49,241
Total expenses	11,917,662
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,056,507)
Total net expenses	10,861,155
Net investment income	69,468,176
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(46,457,230)
Futures contracts	(284,764)
Net realized loss	(46,741,994)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(74,025,267)
Net change in unrealized appreciation (depreciation)	(74,025,267)
Net realized and unrealized loss	(120,767,261)
Net decrease in net assets resulting from operations	$(51,299,085)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2025

Statement of Changes in Net Assets

	Year Ended July 31, 2025	Year Ended July 31, 2024
Operations
Net investment income	$69,468,176	$65,282,724
Net realized loss	(46,741,994)	(41,385,188)
Net change in unrealized appreciation (depreciation)	(74,025,267)	92,043,788
Net increase (decrease) in net assets resulting from operations	(51,299,085)	115,941,324
Distributions to shareholders
Net investment income and net realized gains
Class A	(22,931,671)	(23,867,104)
Advisor Class	(486,562)	(1,636,000)
Class C	(1,130,004)	(1,382,618)
Institutional Class	(38,036,001)	(33,711,201)
Institutional 2 Class	(1,915,028)	(1,732,699)
Institutional 3 Class	(5,279,648)	(5,394,005)
Class S	(266,135)	—
Total distributions to shareholders	(70,045,049)	(67,723,627)
Decrease in net assets from capital stock activity	(51,344,380)	(17,549,936)
Total increase (decrease) in net assets	(172,688,514)	30,667,761
Net assets at beginning of year	1,803,369,956	1,772,702,195
Net assets at end of year	$1,630,681,442	$1,803,369,956
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Municipal Income Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	July 31, 2025		July 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	7,372,943	107,316,738	6,991,259	100,619,897
Distributions reinvested	1,524,024	22,204,804	1,608,959	23,099,495
Shares redeemed	(11,738,025)	(170,550,130)	(11,383,606)	(161,811,866)
Net decrease	(2,841,058)	(41,028,588)	(2,783,388)	(38,092,474)
Advisor Class
Shares sold	165,260	2,463,664	1,068,506	15,322,893
Distributions reinvested	26,250	391,752	114,159	1,635,995
Shares redeemed	(2,879,011)	(42,883,276)	(2,216,485)	(31,300,514)
Net decrease	(2,687,501)	(40,027,860)	(1,033,820)	(14,341,626)
Class C
Shares sold	457,176	6,652,188	500,669	7,176,878
Distributions reinvested	73,875	1,077,665	90,020	1,292,303
Shares redeemed	(1,160,120)	(16,824,796)	(1,390,258)	(19,846,494)
Net decrease	(629,069)	(9,094,943)	(799,569)	(11,377,313)
Institutional Class
Shares sold	27,894,756	406,177,552	26,844,910	383,662,424
Distributions reinvested	2,411,527	35,037,101	2,129,164	30,530,509
Shares redeemed	(28,357,455)	(407,553,667)	(26,491,035)	(374,710,825)
Net increase	1,948,828	33,660,986	2,483,039	39,482,108
Institutional 2 Class
Shares sold	1,255,075	18,282,431	2,153,701	30,158,218
Distributions reinvested	131,670	1,914,363	120,765	1,732,684
Shares redeemed	(1,326,104)	(19,197,270)	(1,098,208)	(15,435,454)
Net increase	60,641	999,524	1,176,258	16,455,448
Institutional 3 Class
Shares sold	2,565,157	37,289,218	2,727,945	39,000,309
Distributions reinvested	187,825	2,735,380	189,615	2,721,677
Shares redeemed	(3,006,294)	(43,509,555)	(3,631,351)	(51,398,065)
Net decrease	(253,312)	(3,484,957)	(713,791)	(9,676,079)
Class S
Shares sold	656,311	9,880,075	—	—
Distributions reinvested	18,388	266,070	—	—
Shares redeemed	(173,089)	(2,514,687)	—	—
Net increase	501,610	7,631,458	—	—
Total net decrease	(3,899,861)	(51,344,380)	(1,671,271)	(17,549,936)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 7/31/2025	$14.86	0.54	(0.97)	(0.43)	(0.55)	—	(0.55)
Year Ended 7/31/2024	$14.41	0.53	0.47	1.00	(0.55)	—	(0.55)
Year Ended 7/31/2023	$15.07	0.47	(0.65)	(0.18)	(0.48)	—	(0.48)
Year Ended 7/31/2022	$17.28	0.36	(2.14)	(1.78)	(0.37)	(0.06)	(0.43)
Year Ended 7/31/2021(g)	$16.69	0.37	0.59	0.96	(0.37)	—	(0.37)
Class C
Year Ended 7/31/2025	$14.87	0.43	(0.97)	(0.54)	(0.44)	—	(0.44)
Year Ended 7/31/2024	$14.42	0.42	0.47	0.89	(0.44)	—	(0.44)
Year Ended 7/31/2023	$15.08	0.36	(0.65)	(0.29)	(0.37)	—	(0.37)
Year Ended 7/31/2022	$17.29	0.24	(2.14)	(1.90)	(0.25)	(0.06)	(0.31)
Year Ended 7/31/2021(g)	$16.71	0.25	0.58	0.83	(0.25)	—	(0.25)
Institutional Class
Year Ended 7/31/2025	$14.83	0.58	(0.98)	(0.40)	(0.58)	—	(0.58)
Year Ended 7/31/2024	$14.38	0.56	0.47	1.03	(0.58)	—	(0.58)
Year Ended 7/31/2023	$15.04	0.50	(0.65)	(0.15)	(0.51)	—	(0.51)
Year Ended 7/31/2022	$17.25	0.40	(2.14)	(1.74)	(0.41)	(0.06)	(0.47)
Year Ended 7/31/2021(g)	$16.66	0.41	0.59	1.00	(0.41)	—	(0.41)
Institutional 2 Class
Year Ended 7/31/2025	$14.83	0.58	(0.97)	(0.39)	(0.58)	—	(0.58)
Year Ended 7/31/2024	$14.38	0.57	0.46	1.03	(0.58)	—	(0.58)
Year Ended 7/31/2023	$15.04	0.50	(0.64)	(0.14)	(0.52)	—	(0.52)
Year Ended 7/31/2022	$17.25	0.40	(2.14)	(1.74)	(0.41)	(0.06)	(0.47)
Year Ended 7/31/2021(g)	$16.66	0.41	0.60	1.01	(0.42)	—	(0.42)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Municipal Income Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 7/31/2025	$13.88	(3.03% )	0.81% (c)	0.75% (c)	3.70%	27%	$557,882
Year Ended 7/31/2024	$14.86	7.13%	0.82% (c)	0.76% (c)	3.67%	33%	$639,344
Year Ended 7/31/2023	$14.41	(1.11% )	0.80% (c)	0.77% (c)	3.24%	19%	$660,007
Year Ended 7/31/2022	$15.07	(10.43% )	0.78% (c),(d)	0.78% (c),(d),(e),(f)	2.24%	29%	$760,677
Year Ended 7/31/2021 (g)	$17.28	5.91%	0.78% (h)	0.78% (f),(h)	2.21%	14%	$916,301
Class C
Year Ended 7/31/2025	$13.89	(3.76% )	1.56% (c)	1.50% (c)	2.94%	27%	$30,648
Year Ended 7/31/2024	$14.87	6.32%	1.57% (c)	1.51% (c)	2.91%	33%	$42,157
Year Ended 7/31/2023	$14.42	(1.85% )	1.55% (c)	1.53% (c)	2.48%	19%	$52,403
Year Ended 7/31/2022	$15.08	(11.09% )	1.53% (c),(d)	1.53% (c),(d),(e),(f)	1.48%	29%	$69,643
Year Ended 7/31/2021 (g)	$17.29	4.93%	1.53% (h)	1.53% (f),(h)	1.46%	14%	$90,170
Institutional Class
Year Ended 7/31/2025	$13.85	(2.80% )	0.56% (c)	0.50% (c)	3.96%	27%	$870,914
Year Ended 7/31/2024	$14.83	7.40%	0.57% (c)	0.51% (c)	3.93%	33%	$903,278
Year Ended 7/31/2023	$14.38	(0.87% )	0.55% (c)	0.53% (c)	3.47%	19%	$840,109
Year Ended 7/31/2022	$15.04	(10.22% )	0.53% (c),(d)	0.53% (c),(d),(e),(f)	2.45%	29%	$1,068,842
Year Ended 7/31/2021 (g)	$17.25	6.00%	0.53% (h)	0.53% (f),(h)	2.46%	14%	$1,559,431
Institutional 2 Class
Year Ended 7/31/2025	$13.86	(2.73% )	0.55% (c)	0.50% (c)	3.96%	27%	$43,765
Year Ended 7/31/2024	$14.83	7.41%	0.56% (c)	0.50% (c)	3.95%	33%	$45,945
Year Ended 7/31/2023	$14.38	(0.86% )	0.55% (c)	0.52% (c)	3.47%	19%	$27,632
Year Ended 7/31/2022	$15.04	(10.22% )	0.52% (c),(d)	0.52% (c),(d),(f)	2.44%	29%	$40,187
Year Ended 7/31/2021 (g)	$17.25	6.01%	0.53% (h)	0.52% (f),(h)	2.47%	14%	$62,604
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 7/31/2025	$14.85	0.58	(0.96)	(0.38)	(0.59)	—	(0.59)
Year Ended 7/31/2024	$14.40	0.57	0.47	1.04	(0.59)	—	(0.59)
Year Ended 7/31/2023	$15.06	0.51	(0.65)	(0.14)	(0.52)	—	(0.52)
Year Ended 7/31/2022	$17.28	0.41	(2.15)	(1.74)	(0.42)	(0.06)	(0.48)
Year Ended 7/31/2021(g)	$16.69	0.42	0.60	1.02	(0.43)	—	(0.43)
Class S
Year Ended 7/31/2025(i)	$15.14	0.48	(1.28)	(0.80)	(0.48)	—	(0.48)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)
Ratios include the impact of voluntary waivers paid by the Investment Manager. If the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by less than 0.01%.

(g)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(h)
Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.

(i)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Municipal Income Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 7/31/2025	$13.88	(2.68% )	0.50% (c)	0.45% (c)	4.01%	27%	$120,522
Year Ended 7/31/2024	$14.85	7.45%	0.51% (c)	0.45% (c)	3.97%	33%	$132,767
Year Ended 7/31/2023	$14.40	(0.81% )	0.50% (c)	0.47% (c)	3.53%	19%	$139,010
Year Ended 7/31/2022	$15.06	(10.21% )	0.48% (c),(d)	0.47% (c),(d),(f)	2.55%	29%	$165,440
Year Ended 7/31/2021 (g)	$17.28	6.24%	0.48% (h)	0.47% (f),(h)	2.51%	14%	$181,928
Class S
Year Ended 7/31/2025 (i)	$13.86	(5.37% )	0.57% (c)	0.50% (c)	4.04%	27%	$6,950
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2025

Notes to Financial Statements
July 31, 2025
Note 1. Organization
Columbia Strategic Municipal Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.

Columbia Strategic Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund
Columbia Strategic Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not

Columbia Strategic Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
At July 31, 2025, the Fund had no outstanding derivatives.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended July 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(284,764)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended July 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — short	11,558,674
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Columbia Strategic Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The effective management services fee rate for the year ended July 31, 2025 was 0.46% of the Fund’s average daily net assets.

Columbia Strategic Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended July 31, 2025, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Advisor Class	0.02 (a)
Class C	0.07
Institutional Class	0.07
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class S	0.07 (b)

(a)	Unannualized.
(b)	Annualized.
Columbia Strategic Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended July 31, 2025, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $367,000 for Class C shares. This amount is based on the most recent information available as of June 30, 2025, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges (unaudited)
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the year ended July 31, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	166,220
Class C	—	1.00 (b)	1,255

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through November 30, 2025 (%)
Class A	0.75
Class C	1.50
Institutional Class	0.50
Institutional 2 Class	0.50
Institutional 3 Class	0.45
Class S	0.50
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated

Columbia Strategic Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, tax straddles, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation, distributions and re-characterization of distributions for investments. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
831,572	(831,571)	(1)
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended July 31, 2025				Year Ended July 31, 2024
Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)
79,757	69,965,292	—	70,045,049	34,399	67,689,228	—	67,723,627
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At July 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed tax- exempt income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
—	10,149,034	—	(224,871,856)	(149,766,502)
At July 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,767,645,194	7,381,231	(157,147,733)	(149,766,502)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Strategic Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
The following capital loss carryforwards, determined at July 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended July 31, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(98,491,535)	(126,380,321)	(224,871,856)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $491,379,609 and $598,136,410, respectively, for the year ended July 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended July 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	5,200,000	4.85	3
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at July 31, 2025.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective

Columbia Strategic Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended July 31, 2025.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing
Columbia Strategic Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Shareholder concentration risk
At July 31, 2025, affiliated shareholders of record owned 47.7% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Columbia Strategic Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
At a meeting held on August 26, 2025, the Board of Trustees of the Fund approved a custody agreement with State Street Bank and Trust Company (State Street). The transition of custody services to State Street is expected to be completed by December, 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-administration services to the Fund, including fund accounting and financial reporting services.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Strategic Municipal Income Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Strategic Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Strategic Municipal Income Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of July 31, 2025, the related statement of operations for the year ended July 31, 2025, the statement of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
September 22, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Columbia Strategic Municipal Income Fund  | 2025

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended July 31, 2025. Shareholders will be notified in early 2026 of the amounts for use in preparing 2025 income tax returns.
Exempt- interest dividends
99.89%
Exempt-interest dividends. The percentage of net investment income distributed during the fiscal year that qualifies as exempt-interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.
Columbia Strategic Municipal Income Fund  | 2025

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Strategic Municipal Income Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

Columbia Strategic Municipal Income Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Strategic Municipal Income Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.

Columbia Strategic Municipal Income Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Strategic Municipal Income Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Strategic Municipal Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN118_07_R01_(09/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	September 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	September 22, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Financial Officer, Chief Accounting
Officer and Principal Financial Officer

Date	September 22, 2025